Concentration of Credit Risks	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISKS
22.	Concentration of Credit Risks

As of June 30, 2019 and December 31, 2018, the Company held cash of US$405,701 and US$1,311,749, respectively, that was uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings.

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC's economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

As of June 30, 2019 and December 31, 2018, the loan receivable due from one and one customer accounted for 21% and 23% of total loan receivable.